TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2022
TRADE AND OTHER PAYABLES.
TRADE AND OTHER PAYABLES

15.        TRADE AND OTHER PAYABLES

		June 30,	June 30,
	Note	2022	2021
		(US$’000)
Trade creditors		7,754	5,976
Accrued expenses		11,388	11,784
Accrued compensation	15.1	32,057	29,678
Cash flow hedge	15.2	992	316
Warrant liability	28	6,464	5,837
Others		1,158	1,272
		59,813	54,863

15.1.     Accrued compensation includes payroll and related costs as of June 30, 2022.

15.2.     This represents the fair value of the interest rate and foreign currency hedges. For more information, refer to note 22.1.1.